Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Securefoundation® Balanced Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Class L/MXLDX)
Average Annual Return, Percent		12.67%	5.32%	7.14%
Empower Securefoundation® Balanced Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Institutional Class/MXCJX)
Average Annual Return, Percent		13.31%	5.97%	7.80%
Empower Securefoundation® Balanced Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Investor Class/MXSBX)
Average Annual Return, Percent		12.93%	5.61%	7.44%
Empower Securefoundation® Balanced Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Service Class/MXSHX)
Average Annual Return, Percent		12.79%	5.50%	7.32%
Empower Securefoundation® Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced ETF Fund (Class A/SFBPX)
Average Annual Return, Percent	[1]	8.78%	4.83%	7.11%
Without Sales Load [Member] | Empower Securefoundation® Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced ETF Fund (Class A/SFBPX)
Average Annual Return, Percent		14.50%	5.91%	7.66%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		17.13%	13.40%	14.45%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		13.73%	6.34%	7.91%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		13.81%	6.18%	7.93%

[1]	Reflects 5.00% sales charge